AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2025
	Shares	Value
Common Stocks - 97.1%
Communication Services - 4.2%
Auto Trader Group PLC (United Kingdom)[1]	74,420	$719,613
CAR Group Ltd. (Australia)	28,224	562,521
Hemnet Group AB (Sweden)	49,060	1,627,163
Internet Initiative Japan, Inc. (Japan)	72,030	1,252,492
IPSOS, S.A. (France)	15,240	690,802

Total Communication Services		4,852,591
Consumer Discretionary - 14.6%
ABC-Mart, Inc. (Japan)	131,040	2,444,856
Arcos Dorados Holdings, Inc., Class A (Uruguay)	133,650	1,077,219
CIE Automotive, S.A. (Spain)[2]	28,827	703,921
Coats Group PLC (United Kingdom)	669,060	686,431
Dalata Hotel Group PLC (Ireland)	346,126	1,946,593
De' Longhi S.p.A. (Italy)	24,720	819,995
Food & Life Cos., Ltd. (Japan)	77,350	2,312,195
Games Workshop Group PLC (United Kingdom)	7,110	1,291,899
JUMBO, S.A. (Greece)	66,310	1,817,913
KOMEDA Holdings Co., Ltd. (Japan)	85,280	1,634,293
Rinnai Corp. (Japan)	84,900	1,961,210

Total Consumer Discretionary		16,696,525
Consumer Staples - 6.0%
Greencore Group PLC (Ireland)	688,000	1,513,082
Sugi Holdings Co., Ltd. (Japan)	113,501	2,127,660
Tate & Lyle PLC (United Kingdom)	95,294	637,022
Viscofan, S.A. (Spain)	37,531	2,593,207

Total Consumer Staples		6,870,971
Energy - 2.3%
Pason Systems, Inc. (Canada)	98,620	901,187
Technip Energies, N.V. (France)	54,270	1,770,689

Total Energy		2,671,876
Financials - 12.4%
Alm Brand A/S (Denmark)	1,129,070	2,708,058
FinecoBank Banca Fineco S.p.A. (Italy)	70,593	1,398,207
Integral Corp. (Japan)[2]	89,670	1,779,212
Nordnet AB publ (Sweden)[2]	19,357	450,118
Piraeus Financial Holdings, S.A. (Greece)	368,330	2,023,879
Rakuten Bank, Ltd. (Japan)*	31,050	1,350,191
Ringkjoebing Landbobank A/S (Denmark)	10,330	1,839,803
St James's Place PLC (United Kingdom)	109,580	1,392,969
Steadfast Group, Ltd. (Australia)	327,533	1,190,980

Total Financials		14,133,417
	Shares	Value
Health Care - 5.2%
Ambu A/S, Class B (Denmark)	64,270	$1,104,253
Craneware PLC (United Kingdom)	64,420	1,473,740
Siegfried Holding AG (Switzerland)	2,280	2,342,787
Verona Pharma PLC, ADR (United Kingdom)*	16,800	1,066,632

Total Health Care		5,987,412
Industrials - 25.5%
Aalberts, N.V. (Netherlands)	19,900	678,509
ALS, Ltd. (Australia)[2]	194,790	1,890,862
Arcadis, N.V. (Netherlands)	11,420	583,013
Bodycote PLC (United Kingdom)	155,279	1,122,348
Daiei Kankyo Co., Ltd. (Japan)	147,700	2,812,673
Danieli & C Officine Meccaniche S.p.A. (Italy)[2]	24,810	799,745
Diploma PLC (United Kingdom)	24,620	1,232,460
DMG Mori Co., Ltd. (Japan)	69,770	1,362,787
HD Hyundai Marine Solution Co., Ltd. (South Korea)	11,520	1,059,446
Howden Joinery Group PLC (United Kingdom)	159,403	1,490,782
Interpump Group S.p.A. (Italy)	25,767	920,288
IPH, Ltd. (Australia)	27,850	79,688
KION Group AG (Germany)	14,030	588,366
Konecranes Oyj (Finland)	18,000	1,151,961
Kyudenko Corp. (Japan)	16,570	534,656
Maire Tecnimont S.p.A. (Italy)	169,090	1,619,490
MEITEC Group Holdings, Inc. (Japan)	60,530	1,181,674
Nexans, S.A. (France)	7,510	737,281
Organo Corp. (Japan)	31,560	1,358,052
RENK Group AG (Germany)*	37,580	1,819,103
Saab AB, Class B (Sweden)	29,720	1,168,573
SWCC Corp. (Japan)	21,000	879,968
Timee, Inc. (Japan)*	85,020	861,948
Tokyo Metro Co., Ltd. (Japan)	166,520	2,023,568
Ventia Services Group Pty, Ltd. (Australia)	477,810	1,207,647

Total Industrials		29,164,888
Information Technology - 14.9%
Accton Technology Corp. (Taiwan)	53,200	942,545
Alten, S.A. (France)	11,310	1,103,797
Appier Group, Inc. (Japan)	113,190	1,024,363
Azbil Corp. (Japan)	367,530	2,855,116
Finatext Holdings, Ltd. (Japan)*,2	121,220	716,209
Fortnox AB (Sweden)	209,990	1,829,599
IONOS Group SE (Germany)*	29,900	832,459
Nova, Ltd. (Israel)*	5,400	995,382

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 14.9% (continued)
QT Group Oyj (Finland)*	9,450	$768,210
Rigaku Holdings Corp. (Japan)	129,210	820,385
Siltronic AG (Germany)	13,460	584,208
Simplex Holdings, Inc. (Japan)	76,540	1,440,945
Sopra Steria Group (France)	12,663	2,353,730
Yubico AB (Sweden)*,2	43,420	785,554

Total Information Technology		17,052,502
Materials - 5.3%
Acerinox, S.A. (Spain)	163,190	1,911,654
Imdex, Ltd. (Australia)	641,190	1,193,656
LANXESS AG (Germany)	47,800	1,454,027
Osisko Gold Royalties, Ltd. (Canada)	70,290	1,483,414

Total Materials		6,042,751
Real Estate - 4.9%
KDX Realty Investment Corp., REIT (Japan)	2,930	2,889,041
Merlin Properties Socimi, S.A., REIT (Spain)	139,900	1,492,259
The UNITE Group PLC, REIT (United Kingdom)	114,480	1,204,739

Total Real Estate		5,586,039
Utilities - 1.8%
Nippon Gas Co., Ltd. (Japan)	138,250	2,062,273

Total Common Stocks (Cost $95,070,968)		111,121,245

	Principal Amount	Value
Short-Term Investments - 4.3%
Joint Repurchase Agreements - 1.5%[3]
Citadel Securities LLC, dated 03/31/25, due 04/01/25, 4.440% total to be received $1,000,123 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 04/15/25 - 02/15/55, totaling $1,020,126)	$1,000,000	$1,000,000
TD Securities LLC, dated 03/31/25, due 04/01/25, 4.370% total to be received $689,493 (collateralized by a U.S. Treasury, 4.875%, 10/31/28, totaling $703,197)	689,409	689,409

Total Joint Repurchase Agreements		1,689,409

	Shares
Other Investment Companies - 2.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%[4]	1,270,578	1,270,578
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%[4]	1,905,868	1,905,868

Total Other Investment Companies		3,176,446

Total Short-Term Investments (Cost $4,865,855)		4,865,855
Total Investments - 101.4% (Cost $99,936,823)		115,987,100
Other Assets, less Liabilities - (1.4)%		(1,595,102)
Net Assets - 100.0%		$114,391,998

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the value of this security amounted to $719,613 or 0.6% of net assets.
[2]	Some of these securities, amounting to $5,932,929 or 5.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2025:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	—	$29,164,888	—	$29,164,888
Information Technology	$995,382	16,057,120	—	17,052,502
Consumer Discretionary	1,077,219	15,619,306	—	16,696,525
Financials	—	14,133,417	—	14,133,417
Consumer Staples	3,230,229	3,640,742	—	6,870,971
Materials	1,483,414	4,559,337	—	6,042,751
Health Care	1,066,632	4,920,780	—	5,987,412
Real Estate	—	5,586,039	—	5,586,039
Communication Services	—	4,852,591	—	4,852,591
Energy	901,187	1,770,689	—	2,671,876
Utilities	—	2,062,273	—	2,062,273
Short-Term Investments
Joint Repurchase Agreements	—	1,689,409	—	1,689,409
Other Investment Companies	3,176,446	—	—	3,176,446
Total Investments in Securities	$11,930,509	$104,056,591	—	$115,987,100

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2025, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2025, was as follows:
Country	% of Long-Term Investments
Australia	5.5
Canada	2.1
Denmark	5.1
Finland	1.7
France	6.0
Germany	4.8
Greece	3.5
Ireland	3.1
Israel	0.9
Italy	5.0
Japan	33.9
Country	% of Long-Term Investments
Netherlands	1.1
South Korea	1.0
Spain	6.0
Sweden	5.3
Switzerland	2.1
Taiwan	0.8
United Kingdom	11.1
Uruguay	1.0
100.0

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$5,932,929	$1,689,409	$5,406,460	$7,095,869
The following table summarizes the securities received as collateral for securities lending at March 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.875%	04/30/25-08/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.